SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 15. SEGMENT INFORMATION

Segment Reporting

        We have the following reportable segments:

•	Label and Graphic Materials – manufactures and sells pressure-sensitive labeling technology and materials and films for graphic and reflective applications;
•

Retail Branding and Information Solutions – designs, manufactures and sells a wide variety of branding and information products and services, including brand and price tickets, tags and labels (including RFID inlays), and related services, supplies and equipment; and

•	Industrial and Healthcare Materials – manufactures performance tapes, fastener solutions, and an array of pressure-sensitive adhesive products for various medical applications.

        Intersegment sales are recorded at or near market prices and are eliminated in determining consolidated sales. We evaluate performance based on income from operations before interest expense and taxes. General corporate expenses are also excluded from the computation of income from operations for the segments.

        We do not disclose total assets by reportable segment since we neither generate nor review such information internally. As our reporting structure is not organized or reviewed internally by country, results by individual country are not provided.

        Financial information from continuing operations by reportable segment is set forth below:

(In millions)	2016	2015	2014

Net sales to unaffiliated customers
Label and Graphic Materials	$4,187.3	$4,032.1	$4,298.7
Retail Branding and Information Solutions	1,445.4	1,443.4	1,516.0
Industrial and Healthcare Materials	453.8	491.4	515.6

Net sales to unaffiliated customers	$6,086.5	$5,966.9	$6,330.3

Intersegment sales
Label and Graphic Materials	$63.4	$61.3	$64.2
Retail Branding and Information Solutions	2.9	2.9	2.5
Industrial and Healthcare Materials	7.2	14.8	19.1

Intersegment sales	$73.5	$79.0	$85.8

Income from continuing operations before taxes
Label and Graphic Materials	$516.2	$453.4	$396.9
Retail Branding and Information Solutions	102.6	51.6	68.5
Industrial and Healthcare Materials	54.6	57.1	45.2
Corporate expense	(136.4)	(92.7)	(86.5)
Interest expense	(59.9)	(60.5)	(63.3)

Income from continuing operations before taxes	$477.1	$408.9	$360.8

Capital expenditures
Label and Graphic Materials	$118.8	$68.3	$100.6
Retail Branding and Information Solutions	50.9	51.0	37.3
Industrial and Healthcare Materials	7.2	19.6	14.3

Capital expenditures	$176.9	$138.9	$152.2

Depreciation and amortization expense
Label and Graphic Materials	$103.1	$104.9	$108.2
Retail Branding and Information Solutions	64.3	70.6	79.2
Industrial and Healthcare Materials	12.7	12.8	14.2

Depreciation and amortization expense	$180.1	$188.3	$201.6

Other expense, net by reportable segment
Label and Graphic Materials	$13.0	$12.1	$41.5
Retail Branding and Information Solutions	9.8	45.7	22.0
Industrial and Healthcare Materials	1.9	8.0	4.3
Corporate	40.5	2.5	.4

Other expense, net	$65.2	$68.3	$68.2

Other expense, net by type
Restructuring charges:
Severance and related costs	$14.7	$52.5	$54.7
Asset impairment charges and lease and other contract cancellation costs	5.2	7.0	11.4
Other items:
Net loss from curtailment and settlement of pension obligations	41.4	.3	1.6
Net gains on sales of assets	(1.1)	(1.7)	(2.5)
Transaction costs	5.0	–	–
Legal settlements	–	(.3)	–
Loss on sale of product line and related exit costs	–	10.5	–
Indefinite-lived intangible asset impairment charge	–	–	3.0

Other expense, net	$65.2	$68.3	$68.2

        Within our Industrial and Healthcare Materials reportable segment, net sales to unaffiliated customers for the combined Performance Tapes and Vancive Medical Technologies product groups were $377.4 million, $414.6 million, and $440 million in 2016, 2015, and 2014, respectively.

        Revenues from continuing operations by geographic area are set forth below. Revenues are attributed to geographic areas based on the location from which the product is shipped.

(In millions)	2016	2015	2014

Net sales to unaffiliated customers
U.S.	$1,525.6	$1,546.8	$1,529.4
Europe	1,838.8	1,753.0	2,074.4
Asia	1,996.1	1,924.0	1,914.2
Latin America	450.5	466.3	522.9
Other international	275.5	276.8	289.4

Net sales to unaffiliated customers	$6,086.5	$5,966.9	$6,330.3

        Net sales to unaffiliated customers in Asia included sales in China (including Hong Kong) of $1.14 billion in both 2016 and 2015 and $1.11 billion in 2014.

        Property, plant and equipment, net, in our U.S. and international operations was as follows:

(In millions)	2016	2015	2014

Property, plant and equipment, net
U.S.	$278.5	$263.4	$261.5
International	636.7	584.5	613.8

Property, plant and equipment, net	$915.2	$847.9	$875.3